Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Application development services		$ 15,720,676	$ 20,037,861	$ 19,362,813
Consulting and technical support services		3,307,662	2,390,948	1,418,110
Subscription services		1,066,720	723,458	847,631
Total revenues		20,095,058	23,152,267	21,628,554
COST OF REVENUES
Cost of application development services		12,553,556	14,140,094	13,206,606
Cost of consulting and technical support services		1,339,133	1,093,631	236,154
Cost of subscription services		137,658	84,936	97,069
Total cost of revenues		14,030,347	15,318,661	13,539,829
GROSS PROFIT		6,064,711	7,833,606	8,088,725
OPERATING EXPENSES
Sales and marketing		3,562,425	2,144,588	1,614,237
General and administrative		5,945,576	2,316,058	1,435,701
Provision for doubtful accounts		3,293,600	368,125	27,200
Research and development		2,163,658	1,992,228	1,151,985
Share based compensation		2,351,890
Total operating expenses		17,317,149	6,820,999	4,229,123
OPERATING (LOSS) INCOME FROM OPERATIONS		(11,252,438)	1,012,607	3,859,602
OTHER INCOME		252,109	584,209	553,475
(LOSS) INCOME BEFORE INCOME TAXES		(11,000,329)	1,596,816	4,413,077
INCOME TAX (BENEFITS) EXPENSES		(213,347)	43,190	434,882
NET (LOSS) INCOME		(10,786,982)	1,553,626	3,978,195
Less: (loss) income attributable to non-controlling interests		(145)	7,336	(6,671)
NET (LOSS) INCOME ATTRIBUTABLE TO POWERBRIDGE		(10,786,837)	1,546,290	3,984,866
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(101,857)	(339,238)	221,132
COMPREHENSIVE (LOSS) INCOME		(10,888,839)	1,214,388	4,199,327
Less: comprehensive (loss) income attributable to non-controlling interest		(144)	6,928	(6,928)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO POWERBRIDGE		$ (10,888,695)	$ 1,207,460	$ 4,206,255
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	[1]	8,388,481	6,905,248	6,905,248
(LOSS) EARNINGS PER SHARE
Basic and diluted		$ (1.29)	$ 0.22	$ 0.58

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.